Employee costs (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Employee Cost

For the year ended March 31,	2017	2018	2019	2019
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Salaries and wages	30,316	29,851	33,657	487
Contributions to provident and other funds	1,695	2,392	1,803	26
Share based payments	901	1,177	1,176	17
JV Employee cost allocation	(6,671)	(5,883)	(6,406)	(93)

	26,241	27,537	30,230	437